RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	Mar. 31, 2022	Dec. 31, 2021
CEO/CFO [Member] | July 1, 2021 [Member]
Due from related parties	$ 12,000	$ 12,000